Earnings Per Share - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021 shares
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	791,790
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	602,392